Operating Segments - Information about Reportable Segments (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenues	₩ 60,186,867	₩ 52,939,771	₩ 58,522,268
Interest income	212,451	182,475	210,193
Interest expenses	(653,115)	(658,726)	(788,772)
Depreciation and amortization	(3,297,420)	(3,213,847)	(3,218,246)
Impairment loss on property, plant and equipment and others	(302,967)	(368,939)	(454,667)
Impairment loss on available-for-sale financial assets	(123,214)	(248,404)	(142,781)
Share of profit or loss of investment in associates and JVs	10,540	(88,677)	(506,054)
Income tax expense	(1,185,740)	(379,544)	(266,560)
Profit (loss)	2,909,311	1,032,065	(116,215)
Assets	79,785,629	80,137,614
Investment in associates	1,520,441	1,595,441
Liabilities	32,458,904	34,372,345
Reportable segments [member]
Disclosure of operating segments [line items]
Revenues	95,059,704	81,885,203	87,471,744
Interest income	280,488	245,454	238,758
Interest expenses	(757,963)	(759,001)	(870,276)
Depreciation and amortization	(3,360,366)	(3,276,416)	(3,282,916)
Impairment loss on property, plant and equipment and others	(336,719)	(243,282)	(312,433)
Impairment loss on available-for-sale financial assets	(127,319)	(314,446)	(240,790)
Share of profit or loss of investment in associates and JVs	(1,721)	(554,872)	(822,509)
Income tax expense	(1,274,696)	(463,009)	(444,105)
Profit (loss)	3,160,761	135,026	(120,883)
Assets	101,542,757	101,525,764	103,223,655
Investment in associates	19,113,739	19,206,073	20,817,693
Acquisition of non-currentassets	2,670,224	2,801,687	3,029,261
Liabilities	39,809,138	41,917,003	42,221,498
Reportable segments [member] | External customers [member]
Disclosure of operating segments [line items]
Revenues	60,655,100	53,083,513	58,192,345
Reportable segments [member] | Internal customers [Member]
Disclosure of operating segments [line items]
Revenues	34,404,604	28,801,690	29,279,399
Reportable segments [member] | Intersegment [Member]
Disclosure of operating segments [line items]
Revenues	22,823,501	17,132,284	17,288,964
Reportable segments [member] | Steel [member]
Disclosure of operating segments [line items]
Revenues	47,611,378	42,906,170	44,836,775
Interest income	128,827	126,210	139,821
Interest expenses	(422,357)	(459,345)	(560,767)
Depreciation and amortization	(2,856,133)	(2,788,535)	(2,782,680)
Impairment loss on property, plant and equipment and others	(149,840)	(99,165)	(243,828)
Impairment loss on available-for-sale financial assets	(95,261)	(225,225)	(151,503)
Share of profit or loss of investment in associates and JVs	8,352	(211,084)	(562,133)
Income tax expense	(977,853)	(495,874)	(390,000)
Profit (loss)	2,790,855	1,511,383	181,495
Assets	70,017,816	69,914,939	70,102,972
Investment in associates	16,116,654	16,109,360	17,457,391
Acquisition of non-currentassets	2,033,184	2,334,842	2,102,674
Liabilities	19,057,249	20,292,764	21,078,613
Reportable segments [member] | Steel [member] | External customers [member]
Disclosure of operating segments [line items]
Revenues	30,230,368	26,844,154	28,292,824
Reportable segments [member] | Steel [member] | Internal customers [Member]
Disclosure of operating segments [line items]
Revenues	17,381,010	16,062,016	16,543,951
Reportable segments [member] | Steel [member] | Intersegment [Member]
Disclosure of operating segments [line items]
Revenues	12,004,614	8,992,783	9,146,808
Reportable segments [member] | Trading [member]
Disclosure of operating segments [line items]
Revenues	34,878,203	26,420,104	27,007,507
Interest income	32,799	40,424	55,630
Interest expenses	(121,967)	(70,841)	(76,672)
Depreciation and amortization	(206,490)	(165,863)	(166,814)
Impairment loss on property, plant and equipment and others	(140,839)	(45,995)	(17,281)
Impairment loss on available-for-sale financial assets		(28,988)	(1,410)
Share of profit or loss of investment in associates and JVs		(53,586)	(212,535)
Income tax expense	(109,710)	(18,629)	(4,772)
Profit (loss)	112,661	53,244	38,843
Assets	14,139,098	13,580,179	12,160,406
Investment in associates	1,134,798	1,100,973	1,097,971
Acquisition of non-currentassets	286,185	249,597	303,753
Liabilities	10,386,294	10,134,170	8,953,410
Reportable segments [member] | Trading [member] | External customers [member]
Disclosure of operating segments [line items]
Revenues	20,802,207	16,774,078	18,315,487
Reportable segments [member] | Trading [member] | Internal customers [Member]
Disclosure of operating segments [line items]
Revenues	14,075,996	9,646,026	8,692,020
Reportable segments [member] | Trading [member] | Intersegment [Member]
Disclosure of operating segments [line items]
Revenues	8,043,643	5,296,847	4,480,744
Reportable segments [member] | Construction [member]
Disclosure of operating segments [line items]
Revenues	7,285,530	7,482,051	9,867,847
Interest income	100,922	65,256	27,134
Interest expenses	(112,983)	(102,292)	(91,742)
Depreciation and amortization	(42,123)	(57,719)	(50,605)
Impairment loss on property, plant and equipment and others	(37,476)	(9,426)	(28,345)
Impairment loss on available-for-sale financial assets	(18,637)	(35,331)	(47,616)
Share of profit or loss of investment in associates and JVs	(8,555)	(283,833)	(25,223)
Income tax expense	(109,961)	107,520	(30,615)
Profit (loss)	24,545	(1,403,712)	(275,651)
Assets	8,609,753	9,501,046	9,997,683
Investment in associates	668,392	795,445	1,076,024
Acquisition of non-currentassets	99,190	25,533	276,863
Liabilities	5,744,693	6,780,380	5,716,550
Reportable segments [member] | Construction [member] | External customers [member]
Disclosure of operating segments [line items]
Revenues	6,886,606	6,768,348	8,515,780
Reportable segments [member] | Construction [member] | Internal customers [Member]
Disclosure of operating segments [line items]
Revenues	398,924	713,703	1,352,067
Reportable segments [member] | Construction [member] | Intersegment [Member]
Disclosure of operating segments [line items]
Revenues	329,215	557,526	1,090,193
Reportable segments [member] | Other reportable segment [member]
Disclosure of operating segments [line items]
Revenues	5,284,593	5,076,878	5,759,615
Interest income	17,940	13,564	16,173
Interest expenses	(100,656)	(126,523)	(141,095)
Depreciation and amortization	(255,620)	(264,299)	(282,817)
Impairment loss on property, plant and equipment and others	(8,564)	(88,696)	(22,979)
Impairment loss on available-for-sale financial assets	(13,421)	(24,902)	(40,261)
Share of profit or loss of investment in associates and JVs	(1,518)	(6,369)	(22,618)
Income tax expense	(77,172)	(56,026)	(18,718)
Profit (loss)	232,700	(25,889)	(65,570)
Assets	8,776,090	8,529,600	10,962,594
Investment in associates	1,193,895	1,200,295	1,186,307
Acquisition of non-currentassets	251,665	191,715	345,971
Liabilities	4,620,902	4,709,689	6,472,925
Reportable segments [member] | Other reportable segment [member] | External customers [member]
Disclosure of operating segments [line items]
Revenues	2,735,919	2,696,933	3,068,254
Reportable segments [member] | Other reportable segment [member] | Internal customers [Member]
Disclosure of operating segments [line items]
Revenues	2,548,674	2,379,945	2,691,361
Reportable segments [member] | Other reportable segment [member] | Intersegment [Member]
Disclosure of operating segments [line items]
Revenues	₩ 2,446,029	₩ 2,285,128	₩ 2,571,219